Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK BOND TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock ESG Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’ s Class C, Class R2, and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds and other fixed-income securities that meet the manager’s sustainability criteria. The manager seeks to invest in companies meeting its sustainability criteria, including companies with strong (including above-average and/or improving) environmental, social, and governance (ESG) risk profiles. The manager seeks to maintain an effective duration within approximately six months of the portfolio duration of the securities comprising the fund’s benchmark index, the Bloomberg U.S. Intermediate Government/Credit Index. As of June 30, 2024, the duration of the fund’s benchmark index was 3.78 years. A debt security is investment grade when assigned a credit rating of BBB– or higher by S&P Global Ratings, or an equivalent rating by another nationally recognized statistical rating organization, including Moody’s Investors Service or Fitch Ratings, Inc. (Fitch Ratings), or if unrated, considered to be of comparable credit quality by the fund’s subadvisor. The fund’s investment policies are based on credit ratings at the time of purchase.Based on the manager’s discretion, the fund may at times continue to own securities that have been downgraded to a below-investment-grade credit rating, such as when the security in question is nearing maturity. Under normal circumstances, the fund’s portfolio will maintain an average credit rating of investment grade.The fund invests primarily in a broad range of investment grade bonds and fixed-income securities, including, but not limited to, corporate bonds and debentures, municipal securities (both taxable and tax-exempt) issued by local government authorities, mortgage-backed and asset-backed securities, securities issued by the U.S. government or its related agencies, securities issued by foreign governments and corporations, and securities issued by supranational entities.The fund may invest in U.S. dollar-denominated securities of foreign governments and corporations. Under normal conditions, the fund does not anticipate investing more than 20% of its total assets in U.S. dollar-denominated foreign securities.The fund’s manager utilizes an investment process that combines fundamental credit research with analysis of ESG metrics. Environmental assessment involves issues such as carbon emissions, pollution, and renewable energy. Social assessment involves issues such as supply chain, discrimination, and human rights. Governance assessment involves issues such as executive compensation, ownership and control, and diverse and independent directors.The fund’s manager has an investment committee that sets duration parameters, yield curve positioning/maturity distribution, and asset allocation parameters for the fund. The manager primarily allocates fund assets among corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities according to these parameters. Asset allocation decisions are paired with the manager’s fundamental credit research and ESG analysis to determine which securities the fund will invest in. Under normal circumstances, the manager expects to allocate a portion of the fund’s portfolio to each of corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities.Potential corporate bond investments are evaluated using a proprietary framework that aggregates ESG metrics and data from external research providers and other third-party sources. The manager selects corporate bond investments that it considers to be best in class relative to their peers based on a set of factors specific to each sector, such as technology, energy, or financials. Corporate bond investments the manager views as best in class are those that have an above-average or improving ESG profile relative to their peers. Factors resulting in a “best in class” ESG profile may include low or improving pollution or emissions, exemplary health and safety records, minimal risk related to controversies, strong disclosure and transparency policies, and independent board member representation among others. The manager may also elect to purchase corporate bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives with an environmental and/or social focus.Potential municipal bond investments are evaluated according to the manager’s assessment of material ESG issues relevant to a specific sector, such as school districts, public utilities, or hospitals. The manager selects municipal bond investments that it considers to be best in class relative to their peers, based on a set of factors specific to each sector and an evaluation of the issuer’s use of proceeds. Factors resulting in a “best in class” ESG profile may include environmental initiatives, income distribution and median income trends, employment sector diversity, and access to high-quality and affordable school systems, housing, and healthcare.Potential mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. housing market and foster sustainable homeownership. The manager incorporates key climate risk data points that allow for a more complete assessment of the risks faced from the acceleration of mortgage prepayments, as the result of natural disasters. Examples of material metrics include, but are not limited to, GSE buyout policies related to natural disasters, examining the regional breakdown of the MBS pool and the assessment of climate risks including flooding, water stress, heat stress and hurricanes. Potential commercial mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. commercial real estate market including agency programs that support multifamily housing.Potential asset-backed securities (ABS) are evaluated according to the manager’s assessment of material ESG issues for the ABS sectors. The assessment utilizes sector specific metrics across ESG categories, insights from third-party data providers, our analysts’ qualitative assessment and a sector-level risk evaluation. Examples of material metrics incorporated in the framework include energy use and waste management policies, health and safety policies and the level of Board independence for a given ABS issuer. ABS investments that the manager views as “best in class” are those where the issuer has an above-average ESG risk profile relative to their peers. The manager may also elect to purchase ABS bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives with an environmental and/or social focus.The manager may elect to upgrade or downgrade its opinion of an issuer’s ESG risk profile, which could impact whether the manager buys or sells a bond issued by that particular entity.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results.The Bloomberg U.S. Intermediate Government/Credit BondIndex shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class R2 and Class R4) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.A note on performanceClass A shares commenced operations on December 14, 2016. Because Class C, Class R2 and Class R4 shares had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class C, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.Please note that after-tax returns (shown for Class C shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class R2 and Class R4) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class C (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return through:Q2 20240.42%Best quarter:Q4 20234.28%Worst quarter:Q1 2022-4.67%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class C shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class C shares only)
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Changing Distribution Levels Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | ESG Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG investing risk. Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Taxable And Non Taxable Municipal Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Taxable and non-taxable municipal bond risk. Municipal bond prices can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. The interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.53%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	$ 260
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,030
10 years	rr_ExpenseExampleYear10	2,079
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,079
2017	rr_AnnualReturn2017	1.66%
2018	rr_AnnualReturn2018	0.20%
2019	rr_AnnualReturn2019	5.89%
2020	rr_AnnualReturn2020	6.21%
2021	rr_AnnualReturn2021	(2.19%)
2022	rr_AnnualReturn2022	(8.95%)
2023	rr_AnnualReturn2023	4.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return through:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.67%)
1 year	rr_AverageAnnualReturnYear01	3.94%
5 year	rr_AverageAnnualReturnYear05	1.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2016
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.41%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	705
10 years	rr_ExpenseExampleYear10	$ 1,599
1 year	rr_AverageAnnualReturnYear01	4.94%
5 year	rr_AverageAnnualReturnYear05	1.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.06%
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.41%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	626
10 years	rr_ExpenseExampleYear10	$ 1,430
1 year	rr_AverageAnnualReturnYear01	4.94%
5 year	rr_AverageAnnualReturnYear05	1.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.06%
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Return After Taxes on Distributions | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.73%
5 year	rr_AverageAnnualReturnYear05	0.09%
Since inception	rr_AverageAnnualReturnSinceInception	0.19%
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Return After Taxes on Distributions and Sale of Shares | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.31%
5 year	rr_AverageAnnualReturnYear05	0.42%
Since inception	rr_AverageAnnualReturnSinceInception	0.47%
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[3]
5 year	rr_AverageAnnualReturnYear05	1.10%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	1.35%	[3]
John Hancock ESG Core Bond Fund Classes C R2 and R4 | John Hancock ESG Core Bond Fund | Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.24%
5 year	rr_AverageAnnualReturnYear05	1.59%
Since inception	rr_AverageAnnualReturnSinceInception	1.59%

[1]	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’ s Class C, Class R2, and Class R4 shares.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.